BIOLOGICAL ASSETS - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value adjustment of biological assets recognized under other operating income (expense), net
Physical changes	R$ 609,259	R$ 1,575,017
Price	822,271	414,814
Fair value adjustment of biological assets	R$ 1,431,530	R$ 1,989,831	R$ 1,199,759